                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9/30/07
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services, Inc.
                 ----------------------------------
   Address:      Three Radnor Corporate Center
                 ----------------------------------
                 Suite 450
                 ----------------------------------
                 Radnor, PA  19087-4546
                 ----------------------------------

Form 13F File Number: 28-11678
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610-995-8726
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Eric Drossner              Radnor, PA         11/8/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              34
                                        --------------------

Form 13F Information Table Value Total:     107,948,423
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF 9/30/2007

(ITEM 1)                 (ITEM 2) (ITEM 3)   (ITEM 4)    (ITEM 5)    (ITEM 6)              (ITEM 7)          (ITEM 8)
                                                                     INVESTMENT DISCRETION          VOTING  AUTHORITY (SHARES)
                                                                     ----  ------  -----            ------  --------- --------
NAME                      TITLE               FAIR        SHARES OR                SHARED
OF                         OF        CUSIP    MARKET      PRINCIPAL  SOLE  SHARED  OTHER            SOLE      SHARED   NONE
ISSUER                    CLASS     NUMBER    VALUE       AMOUNT     (A)   (B)     (C)     MGR      (A)       (B)      (C)
----------------------   ------   ----------  ---------   ---------  ----- ------  -----   ---      -------   -------- -------
3M CO COM                COMMON   88579Y101   2,254,810      24,095   X                              15,081          0   9,014
A T & T INC (NEW)        COMMON   00206R102     239,940       5,671   X                               5,671          0       0
ABBOTT LABS              COMMON   002824100   3,421,117      63,803   X                              40,301          0  23,502
AFLAC INC COM            COMMON   001055102   4,994,708      87,565   X                              53,596          0  33,969
AMERICAN EXPRESS CO      COMMON   025816109   3,879,176      65,339   X                              39,892          0  25,447
AMERICAN INTL GROUP I    COMMON   026874107   4,436,823      65,585   X                              40,376          0  25,209
AUTOMATIC DATA PROCES    COMMON   053015103   2,801,225      60,989   X                              38,681          0  22,308
BECTON DICKINSON & CO    COMMON   075887109   3,450,941      42,059   X                              26,114          0  15,945
CITIGROUP INC COM        COMMON   172967101   3,921,587      84,028   X                              53,890          0  30,138
COCA COLA CO             COMMON   191216100   2,504,105      43,572   X                              27,952          0  15,620
COLGATE PALMOLIVE CO     COMMON   194162103   3,219,741      45,145   X                              28,594          0  16,551
CVS CORP COM             COMMON   126650100   2,342,054      59,098   X                              36,857          0  22,241
DAIMLERCHRYSLER AG OR    COMMON   D1668R123     280,360       2,798   X                               2,798          0       0
EXXON MOBIL CORP COM     COMMON   30231G102   3,700,252      39,977   X                              30,067          0   9,910
GENERAL ELEC CO          COMMON   369604103   6,007,433     145,107   X                              92,870          0  52,237
INTEL CORP COM           COMMON   458140100   4,976,301     192,432   X                             120,126          0  72,306
JOHNSON CTLS INC COM     COMMON   478366107   3,055,269      77,604   X                              47,577          0  30,027
JOHNSON & JOHNSON        COMMON   478160104   4,871,195      74,143   X                              44,238          0  29,905
LEGG MASON INC COM       COMMON   524901105   1,694,903      20,108   X                              12,210          0   7,898
LOWES COS INC COM        COMMON   548661107   3,278,984     117,023   X                              72,645          0  44,378
MCGRAW-HILL COMPANIES    COMMON   580645109   1,792,643      35,212   X                              22,653          0  12,559
MEDTRONIC INC COM        COMMON   585055106   3,892,459      69,003   X                              42,515          0  26,488
MICROSOFT                COMMON   594918104   5,625,402     190,951   X                             118,963          0  71,988
NOVARTIS AG SPONSORED    COMMON   66987V109   4,419,553      80,414   X                              48,770          0  31,644
PEPSICO INC              COMMON   713448108   4,334,880      59,171   X                              36,718          0  22,453
PROCTER & GAMBLE COMP    COMMON   742718109   4,793,349      68,145   X                              44,073          0  24,072
PRUDENTIAL FINL INC C    COMMON   744320102   2,064,305      21,155   X                              12,773          0   8,382
SYSCO CORP COM           COMMON   871829107   3,170,749      89,091   X                              56,209          0  32,882
TARGET CORP COM          COMMON   87612E106   2,416,278      38,010   X                              23,892          0  14,118
UNITED PARCEL SVC INC    COMMON   911312106   2,497,451      33,255   X                              21,106          0  12,149
UNITED TECHNOLOGIES C    COMMON   913017109   2,299,153      28,568   X                              18,089          0  10,479
WAL MART STORES INC      COMMON   931142103   2,100,767      48,128   X                              31,040          0  17,088
WALGREEN COMPANY         COMMON   931422109     219,997       4,657   X                               4,657          0       0
WELLS FARGO & CO COM     COMMON   949746101   2,990,513      83,956   X                              53,698          0  30,258